Pension Benefit Plans (Tables) - Pension Benefit Plans	12 Months Ended
Dec. 31, 2014
Defined Benefit Plans and Other Post-Retirement Benefit Plans [Line Items]
Funded Status Of Pension Plans
The following sets forth the funded status of the U.S. and non-U.S. plans as of the most recent actuarial valuations using measurement dates of December 31 ($ in millions):

	U.S. Pension Benefits		Non-U.S. Pension Benefits
	2014	2013	2014	2013
Change in pension benefit obligation:
Benefit obligation at beginning of year	$2,281.2	$2,506.2	$1,251.0	$1,209.6
Service cost	6.0	5.5	32.0	27.0
Interest cost	105.9	97.4	44.4	40.3
Employee contributions	—	—	9.6	6.7
Benefits paid and other	(180.7)	(160.7)	(48.1)	(48.1)
Acquisitions	—	—	84.8	30.4
Actuarial loss (gain)	273.8	(165.3)	274.4	(22.7)
Amendments, settlements and curtailments	(1.5)	(1.9)	45.3	(10.8)
Foreign exchange rate impact	—	—	(147.8)	18.6
Benefit obligation at end of year	2,484.7	2,281.2	1,545.6	1,251.0
Change in plan assets:
Fair value of plan assets at beginning of year	1,926.3	1,800.0	834.6	755.4
Actual return on plan assets	90.4	284.6	93.4	56.2
Employer contributions	51.8	4.3	61.6	53.2
Employee contributions	—	—	9.6	6.7
Amendments and settlements	(1.5)	(1.9)	39.1	(9.0)
Benefits paid and other	(180.7)	(160.7)	(48.1)	(48.1)
Acquisitions	—	—	57.0	10.3
Foreign exchange rate impact	—	—	(85.0)	9.9
Fair value of plan assets at end of year	1,886.3	1,926.3	962.2	834.6
Funded status	$(598.4)	$(354.9)	$(583.4)	$(416.4)

Weighted Average Assumptions Used To Determine Benefit Obligations And Cost
Weighted average assumptions used to determine benefit obligations at date of measurement:

	U.S. Plans		Non-U.S. Plans
	2014	2013	2014	2013
Discount rate	4.00%	4.80%	2.25%	3.60%
Rate of compensation increase	N/A	N/A	2.95%	3.05%
Weighted average assumptions used to determine net periodic pension cost at date of measurement:

	U.S. Plans		Non-U.S. Plans
	2014	2013	2014	2013
Discount rate	4.80%	3.90%	3.60%	3.45%
Expected long-term return on plan assets	7.50%	7.50%	4.80%	4.65%
Rate of compensation increase	N/A	N/A	3.05%	3.00%

Components of Net Periodic Pension Cost
Components of net periodic pension cost:

	U.S. Pension Benefits		Non-U.S. Pension Benefits
($ in millions)	2014	2013	2014	2013
Service cost	$6.0	$5.5	$32.0	$27.0
Interest cost	105.9	97.4	44.4	40.3
Expected return on plan assets	(128.8)	(125.1)	(41.5)	(34.3)
Amortization of prior service credit	—	—	(0.1)	(0.2)
Amortization of net loss	18.4	31.4	6.8	7.4
Curtailment and settlement losses (gains) recognized	0.2	—	0.7	(1.2)
Net periodic pension cost	$1.7	$9.2	$42.3	$39.0

Fair Values Of Pension Plan Assets
The fair values of the Company’s pension plan assets for both the U.S. and non-U.S. plans as of December 31, 2014, by asset category were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and equivalents	$44.6	—	—	$44.6
Equity securities:
Common stock	212.1	$24.8	—	236.9
Preferred stock	—	—	—	—
Fixed income securities:
Corporate bonds	—	150.3	—	150.3
Government issued	—	58.3	—	58.3
Mutual funds	391.0	510.2	—	901.2
Common/collective trusts	—	852.9	—	852.9
Venture capital, partnerships and other private investments	—	—	$495.1	495.1
Insurance contracts	—	109.2	—	109.2
Total	$647.7	$1,705.7	$495.1	$2,848.5

The fair values of the Company’s pension plan assets for both the U.S. and non-U.S. plans as of December 31, 2013, by asset category were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and equivalents	$28.3	—	—	$28.3
Equity securities:
Common stock	278.5	$25.2	—	303.7
Preferred stock	15.9	—	—	15.9
Fixed income securities:
Corporate bonds	—	152.0	—	152.0
Government issued	—	23.5	—	23.5
Mutual funds	395.2	511.9	—	907.1
Common/collective trusts	—	792.6	—	792.6
Venture capital, partnerships and other private investments	—	—	$427.2	427.2
Insurance contracts	—	110.6	—	110.6
Total	$717.9	$1,615.8	$427.2	$2,760.9

Summary Of Changes In Fair Value Of Level 3 Investments
The following is a rollforward of the fair value of the Company's Level 3 venture capital, partnerships and other private investments ($ in millions):

Balance, January 1, 2013	$314.4
Actual return on plan assets:
Relating to assets sold during the year	(0.1)
Relating to assets still held as of December 31, 2013	24.0
Purchases	150.1
Sales	(61.2)
Balance, December 31, 2013	427.2
Actual return on plan assets:
Relating to assets sold during the year	7.0
Relating to assets still held as of December 31, 2014	15.2
Purchases	94.2
Sales	(48.5)
Balance, December 31, 2014	$495.1

Benefit Payments That Reflect Expected Future Service
The following sets forth benefit payments, which reflect expected future service, as appropriate, expected to be paid by the plans in the periods indicated ($ in millions):

	U.S. Pension Plans	Non-U.S. Pension Plans	All Pension Plans
2015	$149.2	$47.8	$197.0
2016	151.7	51.8	203.5
2017	156.0	50.6	206.6
2018	158.4	52.7	211.1
2019	157.8	53.8	211.6
2020 – 2024	796.4	304.2	1,100.6